Equity - Schedule of Warrants and Options Outstanding and Exercisable (Details) (10-K)	12 Months Ended
Dec. 31, 2019 $ / shares shares
Number of Shares Outstanding	176
Weighted average contractual term	5 years 10 months 6 days
Number of Options Exercisable at the End of the Period	176
Exercise Price One [Member]
Exercise price | $ / shares	$ 0
Number of Shares Outstanding	2
Weighted average contractual term	2 years 4 months 24 days
Number of Options Exercisable at the End of the Period	2
Exercise Price Two [Member]
Exercise price description	$175 and above
Number of Shares Outstanding	174
Weighted average contractual term	5 years 10 months 21 days
Number of Options Exercisable at the End of the Period	174